Share-Based Compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	$ 6,792	¥ 47,284	¥ 24,561	¥ 8,275
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	10	73
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	1,841	12,819	9,448	1,408
Sales and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	868	6,040	3,347	944
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	$ 4,073	¥ 28,352	¥ 11,766	¥ 5,923